Related Party Transactions - Summary of Significant Transactions with Related Parties (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of transactions between related parties [line items]
Revenue from sale of goods related party transactions	₨ 7,394	$ 101	₨ 8,576	₨ 9,184
Purchases of goods/services related party transactions	1,306	18	648	4,045
Interest income /guarantee commission/ (Finance costs)	6,697	92	423	394
Management and brand fees expenses	9,855	135	5,257	3,389
Long Term Incentive Plan (Recovery)	0	0	(6)	148
Contribution to Post retirement employee benefit trust	585	8	1,117	714
Remuneration to relatives of KMP	127	2	169	151
Directors' remuneration expense, commission/ sitting fees to independent directors	35	0	42	42
Directors remuneration expense commission sitting fees to key management personnel	15	0	40	10
Directors remuneration expense commission sitting fees to relatives of key management personnel	3	0	3	3
Directors remuneration expense dividend to holding companies	17,703	242	7,267	35,126
Directors' remuneration expense, dividend to key management personnel	0	0	0	0
Directors remuneration expense dividend to relatives of key management personnel	2	0	1	4
Dividend Income	17	0	56	162
Reimbursement of other expenses (net of recovery)	903	12	480	(21)
Outsourcing Service Income	36	0	30	30
Loan given/(repaid)	71,654	980	(3)	(15)
Financial guarantee given / (taken)	31,468	430	2	(8,048)
Financial guarantee relinquished	31,573	432	255	9,259
Corporate social responsibility expenditure/ donation	629	9	1,110	1,329
Investments made/(redeemed)			(44,847)	(1,992)
Related Party Transactions, Purchase of Investments				38,124
Guarantee Commission Expense	1,332	$ 18
Entities With Joint Control Or Significant Influence Over Entity And Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Revenue from sale of goods related party transactions	7,357		8,554	9,184
Purchases of goods/services related party transactions	760		581	4,036
Interest income /guarantee commission/ (Finance costs)	6,697		423	394
Management and brand fees expenses	9,855		5,257	3,389
Long Term Incentive Plan (Recovery)	0		(4)	148
Contribution to Post retirement employee benefit trust	0		0	0
Remuneration to relatives of KMP	0		0	0
Directors' remuneration expense, commission/ sitting fees to independent directors	0		0	0
Directors remuneration expense commission sitting fees to key management personnel	0		0	0
Directors remuneration expense commission sitting fees to relatives of key management personnel	0		0	0
Directors remuneration expense dividend to holding companies	17,703		7,267	35,126
Directors' remuneration expense, dividend to key management personnel	0		0	0
Directors remuneration expense dividend to relatives of key management personnel	0		0	0
Dividend Income	17		17	162
Reimbursement of other expenses (net of recovery)	904		479	(21)
Outsourcing Service Income	36		30	30
Loan given/(repaid)	71,654		0	0
Financial guarantee given / (taken)	31,468		0	(8,735)
Financial guarantee relinquished	31,458		0	8,735
Corporate social responsibility expenditure/ donation	0		0	0
Investments made/(redeemed)			(44,847)	(1,992)
Related Party Transactions, Purchase of Investments				38,124
Guarantee Commission Expense	1,332
Associates Or Joint Ventures [Member]
Disclosure of transactions between related parties [line items]
Revenue from sale of goods related party transactions	0		0	0
Purchases of goods/services related party transactions	0		0	0
Interest income /guarantee commission/ (Finance costs)	0		0	0
Management and brand fees expenses	0		0	0
Long Term Incentive Plan (Recovery)	0		0	0
Contribution to Post retirement employee benefit trust	0		0	0
Remuneration to relatives of KMP	0		0	0
Directors' remuneration expense, commission/ sitting fees to independent directors	0		0	0
Directors remuneration expense commission sitting fees to key management personnel	0		0	0
Directors remuneration expense commission sitting fees to relatives of key management personnel	0		0	0
Directors remuneration expense dividend to holding companies	0		0	0
Directors' remuneration expense, dividend to key management personnel	0		0	0
Directors remuneration expense dividend to relatives of key management personnel	0		0	0
Dividend Income	0		0	0
Reimbursement of other expenses (net of recovery)	0		0	0
Outsourcing Service Income	0		0	0
Loan given/(repaid)	0		(3)	(15)
Financial guarantee given / (taken)	0		0	0
Financial guarantee relinquished	0		0	0
Corporate social responsibility expenditure/ donation	0		0	0
Investments made/(redeemed)			0	0
Related Party Transactions, Purchase of Investments				0
Guarantee Commission Expense	0
Other related parties [member]
Disclosure of transactions between related parties [line items]
Revenue from sale of goods related party transactions	37		22	0
Purchases of goods/services related party transactions	546		67	9
Interest income /guarantee commission/ (Finance costs)	0		0	0
Management and brand fees expenses	0		0	0
Long Term Incentive Plan (Recovery)	0		(2)	0
Contribution to Post retirement employee benefit trust	585		1,117	714
Remuneration to relatives of KMP	127		169	151
Directors' remuneration expense, commission/ sitting fees to independent directors	35		42	42
Directors remuneration expense commission sitting fees to key management personnel	15		40	10
Directors remuneration expense commission sitting fees to relatives of key management personnel	3		3	3
Directors remuneration expense dividend to holding companies	0		0	0
Directors' remuneration expense, dividend to key management personnel	0		0	0
Directors remuneration expense dividend to relatives of key management personnel	2		1	4
Dividend Income	0		39	0
Reimbursement of other expenses (net of recovery)	(1)		1	0
Outsourcing Service Income	0		0	0
Loan given/(repaid)	0		0	0
Financial guarantee given / (taken)	0		2	687
Financial guarantee relinquished	115		255	524
Corporate social responsibility expenditure/ donation	629		1,110	1,329
Investments made/(redeemed)			₨ 0	0
Related Party Transactions, Purchase of Investments				₨ 0
Guarantee Commission Expense	₨ 0